Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Research and development expense	$ 5,247	$ 38,708	$ 23,367	$ 137,690	$ 145,182	$ 40,448
Advertising costs	52,059	$ 34,067	144,240	$ 115,226	158,514	92,700
Cash equivalents	0		0		0	$ 0
FDIC Insured limit	$ 250,000		$ 250,000		$ 250,000
Useful life	5 years		5 years		5 years